Subsequent Events (Brooklyn ImmunoTherapeutics, LLC)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events
18.	Subsequent Events

Asset Sale

On January 13, 2020, the Company entered into an asset purchase agreement with Sporcle, Inc., a Delaware corporation (“Sporcle”), pursuant to which the Company agreed to sell to Sporcle all of its assets necessary for Sporcle to conduct the live hosted knowledge-based trivia events known as Stump! Trivia and OpinioNation for $1,360,000. The transaction closed on January 31, 2020, and the Company recorded a net gain of approximately $1,265,000 in January 2020.

Amendment to Loan and Security Agreement

On March 12, 2020, the Company entered into an amendment to the loan and security agreement it entered into with Avidbank in September 2018. In connection with entering into the amendment, the Company made a $433,000 payment on its term loan, which includes the $83,333 monthly principal payment plus accrued interest for March 2020 and a $350,000 principal prepayment, thereby reducing the outstanding principal balance of its term loan to $2,000,000. Under the terms of the amendment, the Company’s financial covenants were changed, the maturity date of its term loan was changed from September 28, 2022 to December 31, 2020 (and as a result, the Company classified the total outstanding principal balance as a current liability on its balance sheet as of December 31, 2019), and commencing on April 30, 2020, the Company must make principal plus accrued interest payments on the last day of each month, such that its term loan will be repaid by December 31, 2020. The principal payment the Company must make each month will be $125,000 for each of April, May and June, $300,000 for each of July, August, September, October and November, and $125,000 for December.

Under the terms of the original loan and security agreement, the Company’s EBITDA was required to be at least $1,000,000 for the trailing six-month period as of the last day of each fiscal quarter and the aggregate amount of unrestricted cash it had in deposit accounts or securities accounts maintained with Avidbank must be not less than $2,000,000 at all times. As of December 31, 2019, the Company was in compliance with both of those covenants.

Under the terms of the amendment, the minimum EBITDA covenant was replaced with a monthly minimum asset coverage ratio covenant, which the Company refers to as the ACR covenant, and the minimum liquidity covenant was amended to provide that the aggregate amount of unrestricted cash the Company has in deposit accounts or securities accounts maintained with Avidbank must be at all times not less than the principal balance outstanding under the term loan. Under the ACR covenant, the ratio of (i) the Company’s unrestricted cash at Avidbank as of the last day of a calendar month plus 75% of its outstanding accounts receivable accounts that are within 90 days of invoice date to (ii) the outstanding principal balance of the term loan on such day must be no less than 1.25 to 1.00.

Brooklyn Immunotherapeutics, LLC [Member]
Subsequent Events
NOTE 12	SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the condensed balance sheet date through August 13, 2020.

Merger Agreement with NTN Buzztime, Inc.

On August 12, 2020, the Company and NTN Buzztime, Inc. (“NTN”) and BIT Merger Sub, Inc. (“Merger Sub”), a wholly owned subsidiary of NTN, entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”). Pursuant to the Merger Agreement, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into BITX, with BITX continuing as the surviving company and as a wholly owned subsidiary of NTN. which is expected to trade on the NYSE American under the ticker symbol NTN.

Upon closing of the merger, all of the outstanding membership interests of BITX will be converted into the right to receive shares of NTN’s common stock equal to the exchange ratio, as defined in the Merger Agreement. The Exchange Ratio is subject to change to account, among other things, for NTN’s net cash immediately prior to the closing of the merger and the capitalization of BITX and NTN at the time of close. On a pro forma basis and based upon the number of shares of NTN’s common stock to be issued in the merger, current NTN shareholders will own approximately 5.92% of the combined company and current BITX investors will own approximately 94.08% of the combined company (before accounting for the additional financing transaction). Consummation of the merger is subject to certain closing conditions, including, among other things, approval by the stockholders of NTN, the continued listing of NTN’s common stock on the NYSE after the merger, and satisfaction of minimum net cash thresholds by NTN. The merger is expected to close in the fourth quarter of 2020.

The Merger Agreement contains certain termination rights for both BITX and NTN, and further provides that, upon termination of the Merger Agreement under specified circumstances, either party may be required to pay the other party a termination fee of $0.75 million.

Rights Offering

The Company is obligated under the Merger Agreement to have $10 million in cash and cash equivalents on its balance sheet at the effective time of the merger (the “Required Funds”). To ensure that the Company has the Required Funds, certain beneficial holders of BITX’s Class A membership interests have entered into contractual commitments from BITX’s Class A membership unit holders to invest $10 million into BITX immediately prior to the closing of the merger with NTN.

Employment Agreements

On July 8, 2020, the BITX entered into a retention agreement (the “Retention Agreement”) with an employee (the “Employee”). Pursuant to the Retention Agreement, the Employee will continue full performance as an employee to BITX through January 8, 2021 (the “Initial Retention Agreement”) for which, subject to certain conditions, the Employee will be a lump sum of $200,000 within 30 days after January 8, 2021.

In addition, the Company may unilaterally elect a second retention period from January 8, 2021 to July 8, 2021 (the “Second Retention Period”). Should the Company do so, subject to certain conditions, the Employee will be eligible for another payment of $200,000 within 30 days after July 8, 2021.

USF Settlement

On August 7, 2020, BITX settled an ongoing dispute with USF for $150,000 (as disclosed in Note 9 – Commitments and Contingencies). In addition, a payment of $56,738 was made for outstanding invoices.

NOTE 14 SUBSEQUENT EVENTS

Capital Call

Subsequent to December 31, 2019, the Company made capital calls in the aggregate amount of $3,858,750. The Company received cash of $3,858,750 in satisfaction of this capital call through the dates which the financial statements were available to be issued.

CARES Act

On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”). The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations and technical corrections to tax depreciation methods for qualified improvement property. Under ASC 740, the effects of new legislation are recognized upon enactment. Accordingly, the effects of the CARES Act will be effective in the quarter, or in our case, the year that includes the date that the president signs the bill. We are currently evaluating how provisions in the CARES Act will impact our financial statements in 2020.